NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative4) (USD $)	30 Months Ended	0 Months Ended
	Jun. 30, 2012	Sep. 30, 2011 Private Placement
Proceeds from Issuance of Private Placement		$ 3,650,900
Conversion of debt in private placement	940,900	940,900
Proceeds Conversion of debt in private placement		$ 2,710,000